Assets and Liabilities Measured At Fair Value on a Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets impairments, Amounts included in earnings	¥ (72,724)		¥ (14,494)
Goodwill impairment	(13,264)	[1]	(1,445)	[1]
Amounts included in earnings	(85,988)		102,722
M3, Inc.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remeasurement of retained investment in M3, Amounts included in earnings			117,216
Level 1 | M3, Inc.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investment, Estimated fair value			128,289
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets impairments	57,236		3,935
Goodwill impairment	¥ 0

[1]	During the fiscal years ended March 31, 2013 and 2014, Sony recorded impairment losses of 1,445 million yen and 13,264 million yen, respectively, in reporting units included in All Other. The impairment charges reflected the overall decline in the fair values of the reporting units. The fair values of the reporting units were estimated using the present value of expected future cash flows. The most significant impairment related to the disc manufacturing business in the fiscal year ended March 31, 2014. Refer to Note 19.